HELD FOR SALE	6 Months Ended
Jun. 30, 2024
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
HELD FOR SALE	HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable.

The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2024 and December 31, 2023:

(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Investment properties	$2,107	$1,673
Equity accounted investments	—	127
Property, plant and equipment	367	2
Accounts receivable and other assets	125	50
Assets held for sale	$2,599	$1,852
Accounts payable and other liabilities	169	57
Liabilities associated with assets held for sale	$169	$57

The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2024 and the year ended December 31, 2023:

(US$ Millions)	Six months ended Jun. 30, 2024	Twelve months ended Dec. 31, 2023
Balance, beginning of period	$1,852	$576
Reclassification to assets held for sale, net	1,149	1,798
Disposals	(476)	(525)
Fair value adjustments	16	(67)
Foreign currency translation	—	1
Acquisition of Foreign Investments(1)	—	47
Other	58	22
Balance, end of period	$2,599	$1,852
(1)See Note 28, Related Parties for further information on the Acquisition of Foreign Investments.

At December 31, 2023, assets held for sale included five office assets in the U.S., four malls in the U.S., two hotels in the U.S., and one logistics asset in the U.S. as the partnership intends to sell controlling interests in these assets to third parties in the next 12 months.

In the first quarter of 2024, the partnership sold two hotels in the U.S. for net proceeds of approximately $120 million.

In the second quarter of 2024, the partnership sold a partial interest in an office asset in the United Arab Emirates, five hospitality assets in the U.S. and one retail asset in the U.S. for net proceeds of approximately $173 million.
At June 30, 2024, assets held for sale included six office assets in the U.S., six retail assets in the U.S., three hotel assets in the U.S, one multifamily asset in the U.S, one logistics asset in the U.S. and one hospitality asset in South Korea as the partnership intends to sell its interests in these assets to third parties in the next 12 months.